Commitments and contingencies - Schedule Of Future Lease Payments Under Operating Leases (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Commitments and Contingencies Disclosure [Abstract]
2021	¥ 93,997
2022	68,268
2023	54,377
2024	47,608
2025	41,539
2026 and thereafter	346,741
Total lease payments	652,530
Amount representing interest	25,280
Total lease liabilities for operating leases	¥ 627,250	[1],[2]

[1]	ROU assets and lease liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheets.
[2]	ROU assets and lease liabilities were initially recognized in connection with the adoption of ASU No.2016-02 on April 1, 2019. See Note 1 “Basis of presentation and summary of significant accounting policies” and Note 2 “Issued accounting pronouncements” for further information.